DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Fuel Derivative Contracts [Member] - gal gal in Millions	Jan. 30, 2016	Jan. 31, 2015	Feb. 01, 2014
Derivative [Line Items]
Nonmonetary notional amount	6.6	1.6	2.8
Diesel fuel need in derivative contracts (in hundredths)	36.00%	10.00%	20.00%